                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5897

                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota               55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 4/30

                               PORTFOLIO HOLDINGS

                                      FOR

                      RIVERSOURCE PORTFOLIO BUILDER SERIES

                               AT APRIL 30, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Conservative Fund
APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (68.3%)(c)
                                                  SHARES                   VALUE(A)
GLOBAL BOND (1.1%)
RiverSource Global Bond Fund                        209,426              $1,394,778
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.3%)
RiverSource Inflation Protected Securities
 Fund                                               958,607               9,365,588
-----------------------------------------------------------------------------------

INVESTMENT GRADE (59.9%)
RiverSource Core Bond Fund                        3,069,284              29,495,819
RiverSource Limited Duration Bond Fund            3,083,773              29,943,433
RiverSource Short Duration U.S. Government
 Fund                                             3,578,405              17,033,210
                                                                    ---------------
Total                                                                    76,472,462
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $87,032,852)                                                     $87,232,828
-----------------------------------------------------------------------------------

EQUITY FUNDS (25.4%)(c)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (0.8%)
RiverSource Dividend Opportunity Fund               105,161              $1,000,081
-----------------------------------------------------------------------------------

INTERNATIONAL (8.2%)
RiverSource Disciplined International Equity
 Fund                                                80,733                 921,159
RiverSource International Aggressive Growth
 Fund                                               375,917               3,488,508
RiverSource International Equity Fund               156,260               1,242,265
RiverSource International Opportunity Fund          169,618               1,809,824
RiverSource International Select Value Fund         229,580               2,628,694
RiverSource International Small Cap Fund             38,073                 354,839
                                                                    ---------------
Total                                                                    10,445,289
-----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                   VALUE(A)

REAL ESTATE (1.0%)
RiverSource Real Estate Fund                         71,225              $1,247,156
-----------------------------------------------------------------------------------

U.S. LARGE CAP (12.2%)
RiverSource Disciplined Equity Fund                 401,923               2,970,212
RiverSource Diversified Equity Income Fund          134,340               1,821,652
RiverSource Fundamental Growth Fund                 382,142               2,602,386
RiverSource Fundamental Value Fund                  178,342               1,219,857
RiverSource Growth Fund                             149,628               5,037,962
RiverSource Large Cap Equity Fund                   157,798                 972,033
RiverSource Large Cap Value Fund                     42,060                 246,892
RiverSource Value Fund                              145,179                 808,646
                                                                    ---------------
Total                                                                    15,679,640
-----------------------------------------------------------------------------------

U.S. MID CAP (2.1%)
RiverSource Aggressive Growth Fund                  137,594               1,280,998
RiverSource Mid Cap Growth Fund                      48,925(b)              583,191
RiverSource Mid Cap Value Fund                       40,908                 403,757
RiverSource Select Value Fund                        68,716                 398,553
                                                                    ---------------
Total                                                                     2,666,499
-----------------------------------------------------------------------------------

U.S. SMALL CAP (0.8%)
RiverSource Small Cap Growth Fund                   131,083                 685,562
RiverSource Small Cap Value Fund                     55,705                 358,738
                                                                    ---------------
Total                                                                     1,044,300
-----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                   VALUE(A)

U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         31,399                $327,810
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $29,479,019)                                                     $32,410,775
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.0%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Absolute
 Return Currency and
 Income Fund                                        124,735              $1,294,748
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,247,679)                                                       $1,294,748
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (5.2%)(c)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  6,585,522              $6,585,522
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $6,585,522)                                                       $6,585,522
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $124,345,072)(d)                                                $127,523,873
===================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

RiverSource Portfolio Builder Conservative Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(b)  Non-income producing.

(c) See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(d) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $124,345,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $3,322,000
Unrealized depreciation                                                (143,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $3,179,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Conservative Fund
APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (55.9%)(c)
                                                  SHARES               VALUE(A)
FLOATING RATE (1.2%)
RiverSource Floating Rate Fund                      345,150              $3,486,016
-----------------------------------------------------------------------------------

GLOBAL BOND (5.9%)
RiverSource Global Bond Fund                      2,628,528              17,505,994
-----------------------------------------------------------------------------------

HIGH YIELD (2.1%)
RiverSource Income Opportunities Fund               595,784               6,327,229
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.0%)
RiverSource Inflation Protected Securities
 Fund                                             2,131,401              20,823,785
-----------------------------------------------------------------------------------

INVESTMENT GRADE (39.7%)
RiverSource Core Bond Fund                        2,344,511              22,530,746
RiverSource Diversified Bond Fund                 7,129,348              34,791,217
RiverSource Limited Duration Bond Fund            4,478,255              43,483,857
RiverSource Short Duration U.S. Government
 Fund                                             3,658,080              17,412,459
                                                                    ---------------
Total                                                                   118,218,279
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $166,273,169)                                                   $166,361,303
-----------------------------------------------------------------------------------

EQUITY FUNDS (40.5%)(c)
                                                  SHARES                   VALUE(A)
DIVIDEND INCOME (1.3%)
RiverSource Dividend Opportunity Fund               393,742              $3,744,487
-----------------------------------------------------------------------------------

INTERNATIONAL (13.2%)
RiverSource Disciplined International Equity
 Fund                                               287,668               3,282,292
RiverSource Emerging Markets Fund                   227,452               2,467,856
RiverSource International Aggressive Growth
 Fund                                             1,329,196              12,334,935

EQUITY FUNDS (CONTINUED)
                                                  SHARES                   VALUE(A)
INTERNATIONAL (CONT.)
RiverSource International Equity Fund               534,864              $4,252,165
RiverSource International Opportunity Fund          604,694               6,452,089
RiverSource International Select Value Fund         814,601               9,327,181
RiverSource International Small Cap Fund            134,237               1,251,086
                                                                    ---------------
Total                                                                    39,367,604
-----------------------------------------------------------------------------------

REAL ESTATE (1.0%)
RiverSource Real Estate Fund                        165,789               2,902,970
-----------------------------------------------------------------------------------

U.S. LARGE CAP (19.9%)
RiverSource Disciplined Equity Fund               1,516,986              11,210,528
RiverSource Diversified Equity Income Fund          500,869               6,791,787
RiverSource Fundamental Growth Fund               1,512,036              10,296,963
RiverSource Fundamental Value Fund                  666,068               4,555,905
RiverSource Growth Fund                             563,213              18,963,383
RiverSource Large Cap Equity Fund                   596,724               3,675,819
RiverSource Large Cap Value Fund                    152,273                 893,844
RiverSource Value Fund                              549,931               3,063,115
                                                                    ---------------
Total                                                                    59,451,344
-----------------------------------------------------------------------------------

U.S. MID CAP (3.4%)
RiverSource Aggressive Growth Fund                  512,833               4,774,471
RiverSource Mid Cap Growth Fund                     184,329(b)            2,197,197
RiverSource Mid Cap Value Fund                      156,137               1,541,076
RiverSource Select Value Fund                       262,303               1,521,355
                                                                    ---------------
Total                                                                    10,034,099
-----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                   VALUE(A)

U.S. SMALL CAP (1.3%)
RiverSource Small Cap Growth Fund                   487,880              $2,551,613
RiverSource Small Cap Value Fund                    207,132               1,333,930
                                                                    ---------------
Total                                                                     3,885,543
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        118,451               1,236,624
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $108,563,894)                                                   $120,622,671
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.0%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Absolute
 Return Currency and
 Income Fund                                        288,875              $2,998,519
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $2,890,830)                                                       $2,998,519
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (2.6%)(c)
                                                  SHARES                   VALUE(A)

MONEY MARKET
RiverSource Cash Management Fund                  7,835,503              $7,835,503
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $7,835,503)                                                       $7,835,503
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $285,563,396)(d)                                                $297,817,996
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(b)  Non-income producing.

(c) See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(d) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $285,563,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $12,833,000
Unrealized depreciation                                                 (578,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $12,255,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 3 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

RiverSource Portfolio Builder Moderate Conservative Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Fund
APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (53.4%)(c)
                                                  SHARES              VALUE(A)
DIVIDEND INCOME (1.6%)
RiverSource Dividend Opportunity Fund             1,508,109            $14,342,115
----------------------------------------------------------------------------------

INTERNATIONAL (17.3%)
RiverSource Disciplined International Equity
 Fund                                             1,106,500             12,625,165
RiverSource Emerging Markets Fund                   879,512              9,542,704
RiverSource International Aggressive Growth
 Fund                                             5,151,798             47,808,689
RiverSource International Equity Fund             2,078,088             16,520,800
RiverSource International Opportunity Fund        2,354,670             25,124,328
RiverSource International Select Value Fund       3,151,081             36,079,883
RiverSource International Small Cap Fund            513,900              4,789,544
                                                                   ---------------
Total                                                                  152,491,113
----------------------------------------------------------------------------------

REAL ESTATE (1.9%)
RiverSource Real Estate Fund                        981,185             17,180,543
----------------------------------------------------------------------------------

U.S. LARGE CAP (26.0%)
RiverSource Disciplined Equity Fund               5,848,115             43,217,573
RiverSource Diversified Equity Income Fund        1,931,235             26,187,548
RiverSource Fundamental Growth Fund               5,885,205             40,078,249
RiverSource Fundamental Value Fund                2,569,660             17,576,476
RiverSource Growth Fund                           2,170,620             73,084,759
RiverSource Large Cap Equity Fund                 2,299,077             14,162,314
RiverSource Large Cap Value Fund                    596,981              3,504,278
RiverSource Value Fund                            2,119,414             11,805,134
                                                                   ---------------
Total                                                                  229,616,331
----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                  VALUE(A)

U.S. MID CAP (4.4%)
RiverSource Aggressive Growth Fund                1,980,869            $18,441,887
RiverSource Mid Cap Growth Fund                     706,915(b)           8,426,430
RiverSource Mid Cap Value Fund                      605,423              5,975,521
RiverSource Select Value Fund                     1,016,886              5,897,937
                                                                   ---------------
Total                                                                   38,741,775
----------------------------------------------------------------------------------

U.S. SMALL CAP (1.7%)
RiverSource Small Cap Growth Fund                 1,900,561              9,939,933
RiverSource Small Cap Value Fund                    787,421              5,070,988
                                                                   ---------------
Total                                                                   15,010,921
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        449,948              4,697,455
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $424,987,238)                                                  $472,080,253
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (44.6%)(c)
                                                  SHARES                   VALUE(A)
FLOATING RATE (1.3%)
RiverSource Floating Rate Fund                    1,170,826             $11,825,345
-----------------------------------------------------------------------------------

GLOBAL BOND (6.2%)
RiverSource Global Bond Fund                      8,240,521              54,881,869
-----------------------------------------------------------------------------------

HIGH YIELD (6.7%)
RiverSource Income Opportunities Fund             5,543,638              58,873,439
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (CONTINUED)
                                                  SHARES                   VALUE(A)

INFLATION PROTECTED SECURITIES (8.0%)
RiverSource Inflation Protected Securities
 Fund                                             7,205,652             $70,399,223
-----------------------------------------------------------------------------------

INVESTMENT GRADE (22.4%)
RiverSource Core Bond Fund                        7,511,086              72,181,537
RiverSource Diversified Bond Fund                25,737,587             125,599,427
                                                                    ---------------
Total                                                                   197,780,964
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $391,478,936)                                                   $393,760,840
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      1,702,206             $17,668,899
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $17,049,782)                                                     $17,668,899
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(c)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash
 Management Fund                                         23                     $23
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $23)                                                                     $23
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $833,515,979)(d)                                                $883,510,015
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(b)  Non-income producing.

(c) See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(d) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $833,516,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $50,697,000
Unrealized depreciation                                                 (703,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $49,994,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 5 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

RiverSource Portfolio Builder Moderate Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 6 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Aggressive Fund
APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (68.5%)(c)
                                                  SHARES              VALUE(A)
DIVIDEND INCOME (2.1%)
RiverSource Dividend Opportunity Fund             2,417,676            $22,992,095
----------------------------------------------------------------------------------

INTERNATIONAL (22.3%)
RiverSource Disciplined International Equity
 Fund                                             1,771,303             20,210,563
RiverSource Emerging Markets Fund                 1,418,025             15,385,571
RiverSource International Aggressive Growth
 Fund                                             8,249,688             76,557,105
RiverSource International Equity Fund             3,321,717             26,407,653
RiverSource International Opportunity Fund        3,768,899             40,214,148
RiverSource International Select Value Fund       5,047,418             57,792,942
RiverSource International Small Cap Fund            828,086              7,717,759
                                                                   ---------------
Total                                                                  244,285,741
----------------------------------------------------------------------------------

REAL ESTATE (1.9%)
RiverSource Real Estate Fund                      1,216,123             21,294,319
----------------------------------------------------------------------------------

U.S. LARGE CAP (33.6%)
RiverSource Disciplined Equity Fund               9,366,367             69,217,452
RiverSource Diversified Equity Income Fund        3,093,672             41,950,189
RiverSource Fundamental Growth Fund               9,665,653             65,823,096
RiverSource Fundamental Value Fund                4,106,674             28,089,648
RiverSource Growth Fund                           3,478,444            117,119,213
RiverSource Large Cap Equity Fund                 3,682,540             22,684,444
RiverSource Large Cap Value Fund                    923,020              5,418,129
RiverSource Value Fund                            3,379,255             18,822,450
                                                                   ---------------
Total                                                                  369,124,621
----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                  VALUE(A)

U.S. MID CAP (5.7%)
RiverSource Aggressive Growth Fund                3,174,767            $29,557,082
RiverSource Mid Cap Growth Fund                   1,197,702(b)          14,276,606
RiverSource Mid Cap Value Fund                      950,330              9,379,754
RiverSource Select Value Fund                     1,595,955              9,256,540
                                                                   ---------------
Total                                                                   62,469,982
----------------------------------------------------------------------------------

U.S. SMALL CAP (2.2%)
RiverSource Small Cap Growth Fund                 3,021,159             15,800,663
RiverSource Small Cap Value Fund                  1,276,912              8,223,314
                                                                   ---------------
Total                                                                   24,023,977
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.7%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        724,875              7,567,691
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $676,419,511)                                                  $751,758,426
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (29.5%)(c)
                                                  SHARES                   VALUE(A)
FLOATING RATE (1.5%)
RiverSource Floating Rate Fund                    1,606,248             $16,223,103
-----------------------------------------------------------------------------------

GLOBAL BOND (5.9%)
RiverSource Global Bond Fund                      9,724,020              64,761,973
-----------------------------------------------------------------------------------

HIGH YIELD (2.0%)
RiverSource Income Opportunities Fund             2,029,821              21,556,704
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (CONTINUED)
                                                  SHARES                   VALUE(A)

INFLATION PROTECTED SECURITIES (5.3%)
RiverSource Inflation Protected Securities
 Fund                                             5,950,257             $58,134,014
-----------------------------------------------------------------------------------

INVESTMENT GRADE (14.8%)
RiverSource Core Bond Fund                        6,237,748              59,944,761
RiverSource Diversified Bond Fund                21,207,890             103,494,504
                                                                    ---------------
Total                                                                   163,439,265
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $321,306,009)                                                   $324,115,059
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      2,106,965             $21,870,299
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $21,097,322)                                                     $21,870,299
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(c)
                                               SHARES                      VALUE(A)

MONEY MARKET
RiverSource Cash Management Fund                         22                     $22
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $22)                                                                     $22
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,018,822,864)(d)                                            $1,097,743,806
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(b)  Non-income producing.

(c) See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(d) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $1,018,823,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $79,505,000
Unrealized depreciation                                                 (584,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $78,921,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 7 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

RiverSource Portfolio Builder Moderate Aggressive Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 8 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Aggressive Fund
APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (83.5%)(c)
                                                  SHARES              VALUE(A)
DIVIDEND INCOME (2.6%)
RiverSource Dividend Opportunity Fund             1,468,195            $13,962,530
----------------------------------------------------------------------------------

INTERNATIONAL (27.3%)
RiverSource Disciplined International Equity
 Fund                                             1,076,271             12,280,247
RiverSource Emerging Markets Fund                   860,196              9,333,124
RiverSource International Aggressive Growth
 Fund                                             5,017,313             46,560,668
RiverSource International Equity Fund             2,022,795             16,081,219
RiverSource International Opportunity Fund        2,298,177             24,521,550
RiverSource International Select Value Fund       3,071,592             35,169,732
RiverSource International Small Cap Fund            499,655              4,656,786
                                                                   ---------------
Total                                                                  148,603,326
----------------------------------------------------------------------------------

REAL ESTATE (1.9%)
RiverSource Real Estate Fund                        603,535             10,567,903
----------------------------------------------------------------------------------

U.S. LARGE CAP (41.2%)
RiverSource Disciplined Equity Fund               5,686,866             42,025,937
RiverSource Diversified Equity Income Fund        1,874,218             25,414,400
RiverSource Fundamental Growth Fund               5,884,781             40,075,357
RiverSource Fundamental Value Fund                2,497,803             17,084,969
RiverSource Growth Fund                           2,111,839             71,105,615
RiverSource Large Cap Equity Fund                 2,239,618             13,796,048
RiverSource Large Cap Value Fund                    574,628              3,373,066
RiverSource Value Fund                            2,057,618             11,460,934
                                                                   ---------------
Total                                                                  224,336,326
----------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                  VALUE(A)

U.S. MID CAP (7.0%)
RiverSource Aggressive Growth Fund                1,928,455            $17,953,917
RiverSource Mid Cap Growth Fund                     734,335(b)           8,753,276
RiverSource Mid Cap Value Fund                      586,278              5,786,563
RiverSource Select Value Fund                       984,870              5,712,248
                                                                   ---------------
Total                                                                   38,206,004
----------------------------------------------------------------------------------

U.S. SMALL CAP (2.7%)
RiverSource Small Cap Growth Fund                 1,838,304              9,614,333
RiverSource Small Cap Value Fund                    773,253              4,979,750
                                                                   ---------------
Total                                                                   14,594,083
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        434,998              4,541,378
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $409,044,361)                                                  $454,811,550
----------------------------------------------------------------------------------

FIXED INCOME FUNDS (14.7%)(c)
                                                  SHARES                   VALUE(A)
FLOATING RATE (1.3%)
RiverSource Floating Rate Fund                      709,691              $7,167,876
-----------------------------------------------------------------------------------

GLOBAL BOND (0.9%)
RiverSource Global Bond Fund                        718,074               4,782,370
-----------------------------------------------------------------------------------

HIGH YIELD (2.0%)
RiverSource Income Opportunities Fund             1,008,755              10,712,977
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (CONTINUED)
                                                  SHARES                   VALUE(A)

INFLATION PROTECTED SECURITIES (1.8%)
RiverSource Inflation Protected Securities
 Fund                                               983,002              $9,603,933
-----------------------------------------------------------------------------------

INVESTMENT GRADE (8.7%)
RiverSource Core Bond Fund                        1,001,694               9,626,276
RiverSource Diversified Bond Fund                 3,780,040              18,446,595
RiverSource Short Duration U.S. Government
 Fund                                             4,208,430              20,032,129
                                                                    ---------------
Total                                                                    48,105,000
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $79,068,251)                                                     $80,372,156
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      1,043,118             $10,827,564
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $10,444,536)                                                     $10,827,564
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(c)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash
 Management Fund                                         22                     $22
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $22)                                                                     $22
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $498,557,170)(d)                                                $546,011,292
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(b)  Non-income producing.

(c) See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(d) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $498,557,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $47,792,000
Unrealized depreciation                                                 (338,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $47,454,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 9 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

RiverSource Portfolio Builder Aggressive Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 10 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Total Equity Fund
APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (97.9%)(c)
                                                  SHARES              VALUE(A)
DIVIDEND INCOME (3.0%)
RiverSource Dividend Opportunity Fund             1,599,497            $15,211,219
----------------------------------------------------------------------------------

INTERNATIONAL (32.1%)
RiverSource Disciplined International Equity
 Fund                                             1,170,685             13,357,519
RiverSource Emerging Markets Fund                   935,760             10,152,993
RiverSource International Aggressive Growth
 Fund                                             5,470,244             50,763,866
RiverSource International Equity Fund             2,197,086             17,466,833
RiverSource International Opportunity Fund        2,499,406             26,668,664
RiverSource International Select Value Fund       3,349,087             38,347,048
RiverSource International Small Cap Fund            547,262              5,100,479
                                                                   ---------------
Total                                                                  161,857,402
----------------------------------------------------------------------------------

REAL ESTATE (1.9%)
RiverSource Real Estate Fund                        555,366              9,724,459
----------------------------------------------------------------------------------

U.S. LARGE CAP (48.4%)
RiverSource Disciplined Equity Fund               6,192,751             45,764,432
RiverSource Diversified Equity Income Fund        2,042,707             27,699,113
RiverSource Fundamental Growth Fund               6,428,690             43,779,378
RiverSource Fundamental Value Fund                2,717,545             18,588,010
RiverSource Growth Fund                           2,302,547             77,526,758

EQUITY FUNDS (CONTINUED)
                                                  SHARES                  VALUE(A)
U.S. LARGE CAP (CONT.)
RiverSource Large Cap Equity Fund                 2,445,528            $15,064,453
RiverSource Large Cap Value Fund                    629,354              3,694,309
RiverSource Value Fund                            2,233,174             12,438,779
                                                                   ---------------
Total                                                                  244,555,232
----------------------------------------------------------------------------------

U.S. MID CAP (8.3%)
RiverSource Aggressive Growth Fund                2,101,887             19,568,566
RiverSource Mid Cap Growth Fund                     805,351(b)           9,599,779
RiverSource Mid Cap Value Fund                      634,635              6,263,843
RiverSource Select Value Fund                     1,065,863              6,182,003
                                                                   ---------------
Total                                                                   41,614,191
----------------------------------------------------------------------------------

U.S. SMALL CAP (3.2%)
RiverSource Small Cap Growth Fund                 2,002,864             10,474,976
RiverSource Small Cap Value Fund                    841,081              5,416,559
                                                                   ---------------
Total                                                                   15,891,535
----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (1.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        477,220              4,982,182
----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $446,449,253)                                                  $493,836,220
----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)
                                                  SHARES                   VALUE(A)
RiverSource Absolute
 Return Currency and
 Income Fund                                        958,227              $9,946,399
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,598,224)                                                       $9,946,399
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(c)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash
 Management Fund                                         18                     $18
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $18)                                                                     $18
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $456,047,495)(d)                                                $503,782,637
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(b)  Non-income producing.

(c) See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(d) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $456,047,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $48,104,000
Unrealized depreciation                                                 (368,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $47,736,000
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 11 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                         RIVERSOURCE S&P 500 INDEX FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.9%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (2.5%)
Boeing                                               16,784              $1,560,913
General Dynamics                                      8,630                 677,455
Goodrich                                              2,669                 151,706
Honeywell Intl                                       17,005                 921,331
L-3 Communications Holdings                           2,645                 237,865
Lockheed Martin                                       7,543                 725,184
Northrop Grumman                                      7,446                 548,323
Raytheon                                              9,487                 507,934
Rockwell Collins                                      3,581                 235,164
United Technologies                                  21,172               1,421,276
                                                                    ---------------
Total                                                                     6,987,151
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
CH Robinson Worldwide                                 3,685                 197,000
FedEx                                                 6,534                 688,945
United Parcel Service Cl B                           22,672               1,596,789
                                                                    ---------------
Total                                                                     2,482,734
-----------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                   16,764                 240,563
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                3,832(b)              127,452
Johnson Controls                                      4,182                 427,944
                                                                    ---------------
Total                                                                       555,396
-----------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                           40,237(f)              323,505
General Motors                                       12,029                 375,667
Harley-Davidson                                       5,473                 346,550
                                                                    ---------------
Total                                                                     1,045,722
-----------------------------------------------------------------------------------

BEVERAGES (2.1%)
Anheuser-Busch Companies                             16,221                 797,911
Brown-Forman Cl B                                     1,680                 107,402
Coca-Cola                                            42,824               2,234,985
Coca-Cola Enterprises                                 5,921                 129,907
Constellation Brands Cl A                             4,485(b)              100,509
Molson Coors Brewing Cl B                             1,002                  94,469
Pepsi Bottling Group                                  2,794                  91,671

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
BEVERAGES (CONT.)
PepsiCo                                              34,824              $2,301,517
                                                                    ---------------
Total                                                                     5,858,371
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (1.4%)
Amgen                                                24,820(b)            1,591,954
Biogen Idec                                           7,284(b)              343,878
Celgene                                               8,030(b)              491,115
Genzyme                                               5,597(b)              365,540
Gilead Sciences                                       9,880(b)              807,394
MedImmune                                             5,058(b)              286,687
                                                                    ---------------
Total                                                                     3,886,568
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
American Standard Companies                           3,711                 204,328
Masco                                                 8,324                 226,496
                                                                    ---------------
Total                                                                       430,824
-----------------------------------------------------------------------------------

CAPITAL MARKETS (3.7%)
Ameriprise Financial                                  5,085                 302,405
Bank of New York                                     16,071                 650,554
Bear Stearns Companies                                2,546                 396,412
Charles Schwab                                       21,832                 417,428
E*TRADE Financial                                     9,080(b)              200,486
Federated Investors Cl B                              1,890                  72,122
Franklin Resources                                    3,555                 466,807
Goldman Sachs Group                                   8,741               1,910,871
Janus Capital Group                                   4,034                 100,931
Legg Mason                                            2,800                 277,732
Lehman Brothers Holdings                             11,184                 841,932
Mellon Financial                                      8,842                 379,587
Merrill Lynch & Co                                   18,805               1,696,775
Morgan Stanley                                       22,631               1,901,230
Northern Trust                                        4,010                 252,430
State Street                                          7,093                 488,495
T Rowe Price Group                                    5,636                 279,996
                                                                    ---------------
Total                                                                    10,636,193
-----------------------------------------------------------------------------------

CHEMICALS (1.5%)
Air Products & Chemicals                              4,599                 351,824
Ashland                                               1,185                  71,041
Dow Chemical                                         20,393                 909,732
Eastman Chemical                                      1,777                 120,303

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CHEMICALS (CONT.)
Ecolab                                                3,786                $162,760
EI du Pont de Nemours & Co                           19,648                 966,092
Hercules                                              2,474(b)               46,610
Intl Flavors & Fragrances                             1,663                  80,938
Monsanto                                             11,556                 681,688
PPG Inds                                              3,489                 256,721
Praxair                                               6,808                 439,456
Rohm & Haas                                           3,028                 154,943
Sigma-Aldrich                                         2,810                 118,245
                                                                    ---------------
Total                                                                     4,360,353
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.9%)
BB&T                                                 11,527                 479,754
Comerica                                              3,355                 207,708
Commerce Bancorp                                      3,990                 133,426
Compass Bancshares                                    2,770                 188,859
Fifth Third Bancorp                                  11,830                 480,180
First Horizon Natl                                    2,665                 104,495
Huntington Bancshares                                 5,007                 111,055
KeyCorp                                               8,416                 300,283
M&T Bank                                              1,635                 182,041
Marshall & Ilsley                                     5,441                 261,277
Natl City                                            12,592                 460,238
PNC Financial Services Group                          7,363                 545,598
Regions Financial                                    15,558                 545,930
SunTrust Banks                                        7,550                 637,371
Synovus Financial                                     6,944                 219,153
US Bancorp                                           37,654               1,293,415
Wachovia                                             40,519               2,250,425
Wells Fargo & Co                                     71,832               2,578,049
Zions Bancorporation                                  2,340                 191,412
                                                                    ---------------
Total                                                                    11,170,669
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                     5,425(b)               72,532
Avery Dennison                                        1,949                 121,228
Cintas                                                2,883                 108,026
Equifax                                               2,657                 105,749
Monster Worldwide                                     2,730(b)              114,797
Pitney Bowes                                          4,688                 225,024
Robert Half Intl                                      3,572                 118,948

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
RR Donnelley & Sons                                   4,647                $186,809
Waste Management                                     11,332                 423,929
                                                                    ---------------
Total                                                                     1,477,042
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.6%)
ADC Telecommunications                                2,495(b)               45,908
Avaya                                                 9,640(b)              124,549
Ciena                                                 1,810(b)               52,780
Cisco Systems                                       128,420(b)            3,433,951
Corning                                              33,370(b)              791,536
JDS Uniphase                                          4,492(b)               74,028
Juniper Networks                                     12,100(b)              270,556
Motorola                                             50,818                 880,676
QUALCOMM                                             35,218               1,542,548
Tellabs                                               9,301(b)               98,777
                                                                    ---------------
Total                                                                     7,315,309
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.7%)
Apple                                                18,324(b)            1,828,735
Dell                                                 48,292(b)            1,217,441
EMC                                                  44,820(b)              680,368
Hewlett-Packard                                      56,901               2,397,808
Intl Business Machines                               32,006               3,271,333
Lexmark Intl Cl A                                     2,037(b)              111,017
NCR                                                   3,808(b)              191,923
Network Appliance                                     7,891(b)              293,624
QLogic                                                3,386(b)               60,542
SanDisk                                               4,835(b)              210,081
Sun Microsystems                                     76,554(b)              399,612
                                                                    ---------------
Total                                                                    10,662,484
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                                 1,869                 178,714
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                      2,018                 249,566
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                                     25,347               1,537,803
Capital One Financial                                 8,731                 648,364
SLM                                                   8,728                 469,828
                                                                    ---------------
Total                                                                     2,655,995
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                                  2,194                 111,214
Bemis                                                 2,222                  73,815
Pactiv                                                2,827(b)               97,758
Sealed Air                                            3,430                 112,847
Temple-Inland                                         2,238                 132,578
                                                                    ---------------
Total                                                                       528,212
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                         3,624                 179,062
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                     2,978(b)              140,859
H&R Block                                             6,848                 154,834
                                                                    ---------------
Total                                                                       295,693
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.3%)
Bank of America                                      95,090               4,840,081
Chicago Mercantile Exchange Holdings Cl A               745                 384,979
CIT Group                                             4,110                 245,162
Citigroup                                           104,229               5,588,759

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
DIVERSIFIED FINANCIAL SERVICES (CONT.)
JPMorgan Chase & Co                                  73,851              $3,847,637
Moody's                                               4,970                 328,616
                                                                    ---------------
Total                                                                    15,235,234
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
AT&T                                                132,760               5,140,467
CenturyTel                                            2,371                 109,185
Citizens Communications                               7,205                 112,182
Embarq                                                3,203                 192,308
Qwest Communications Intl                            33,345(b)              296,104
Verizon Communications                               61,869               2,362,158
Windstream                                           10,133                 148,144
                                                                    ---------------
Total                                                                     8,360,548
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.9%)
Allegheny Energy                                      3,495(b)              186,843
American Electric Power                               8,433                 423,505
Duke Energy                                          26,724                 548,376
Edison Intl                                           6,924                 362,471
Entergy                                               4,214                 476,772
Exelon                                               14,244               1,074,141
FirstEnergy                                           6,791                 464,776
FPL Group                                             8,626                 555,256
Pinnacle West Capital                                 2,129                 102,809
PPL                                                   8,184                 356,904
Progress Energy                                       5,466                 276,306
Southern                                             15,911                 601,277
                                                                    ---------------
Total                                                                     5,429,436
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Cooper Inds Cl A                                      3,876                 192,870
Emerson Electric                                     16,966                 797,232
Rockwell Automation                                   3,521                 209,640
                                                                    ---------------
Total                                                                     1,199,742
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Agilent Technologies                                  8,580(b)              294,894
Jabil Circuit                                         3,930                  91,569
Molex                                                 3,010                  89,939
Sanmina-SCI                                          11,268(b)               38,875
Solectron                                            19,218(b)               64,380
Tektronix                                             1,738                  51,080
                                                                    ---------------
Total                                                                       630,737
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.9%)
Baker Hughes                                          6,812                 547,617
BJ Services                                           6,236                 178,724
ENSCO Intl                                            3,210                 180,980
Halliburton                                          19,428                 617,228
Nabors Inds                                           5,924(b,c)            190,279
Natl Oilwell Varco                                    3,740(b)              317,339
Noble                                                 2,864                 241,177
Rowan Companies                                       2,354                  86,251
Schlumberger                                         25,052               1,849,589
Smith Intl                                            4,235                 222,083
Transocean                                            6,227(b)              536,767
Weatherford Intl                                      7,190(b)              377,403
                                                                    ---------------
Total                                                                     5,345,437
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.4%)
Costco Wholesale                                      9,614                 515,022
CVS Caremark                                         32,746               1,186,715
Kroger                                               15,047                 444,037

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FOOD & STAPLES RETAILING (CONT.)
Safeway                                               9,365                $339,950
SUPERVALU                                             4,419                 202,832
SYSCO                                                13,119                 429,516
Walgreen                                             21,282                 934,280
Wal-Mart Stores                                      52,283               2,505,401
Whole Foods Market                                    2,985                 139,668
                                                                    ---------------
Total                                                                     6,697,421
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
Archer-Daniels-Midland                               13,878                 537,079
Campbell Soup                                         4,646                 181,659
ConAgra Foods                                        10,738                 263,940
Dean Foods                                            2,745                 100,000
General Mills                                         7,338                 439,546
Hershey                                               3,682                 202,363
HJ Heinz                                              6,902                 325,153
Kellogg                                               5,331                 282,063
Kraft Foods Cl A                                     34,869               1,167,066
McCormick & Co                                        2,770                 102,822
Sara Lee                                             15,590                 255,832
Tyson Foods Cl A                                      5,365                 112,450
WM Wrigley Jr                                         4,637                 273,027
                                                                    ---------------
Total                                                                     4,243,000
-----------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                   951                  48,729
Questar                                               1,830                 177,748
                                                                    ---------------
Total                                                                       226,477
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Bausch & Lomb                                         1,155                  67,949
Baxter Intl                                          13,816                 782,400
Becton Dickinson & Co                                 5,200                 409,188
Biomet                                                5,209                 225,029
Boston Scientific                                    25,175(b)              388,702
CR Bard                                               2,194                 182,387
Hospira                                               3,316(b)              134,464
Medtronic                                            24,488               1,296,149
St. Jude Medical                                      7,316(b)              313,052
Stryker                                               6,338                 411,590
Varian Medical Systems                                2,730(b)              115,233
Zimmer Holdings                                       5,044(b)              456,381
                                                                    ---------------
Total                                                                     4,782,524
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
Aetna                                                10,978                 514,649
AmerisourceBergen                                     4,032                 201,560
Cardinal Health                                       8,515                 595,624
CIGNA                                                 2,069                 321,916
Coventry Health Care                                  3,390(b)              196,044
Express Scripts                                       2,880(b)              275,184
Five Star Quality Care                                   --(b)                    3
Humana                                                3,545(b)              224,186
Laboratory Corp of America Holdings                   2,598(b)              205,086
Manor Care                                            1,551                 100,644
McKesson                                              6,281                 369,511
Medco Health Solutions                                6,120(b)              477,482
Patterson Companies                                   2,955(b)              106,557
Quest Diagnostics                                     3,380                 165,248
Tenet Healthcare                                     10,031(b)               74,430
UnitedHealth Group                                   28,796               1,527,916
WellPoint                                            13,022(b)            1,028,347
                                                                    ---------------
Total                                                                     6,384,387
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                            4,151                $121,749
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Unit                                         9,410                 460,055
Darden Restaurants                                    3,084                 127,924
Harrah's Entertainment                                3,960                 337,788
Hilton Hotels                                         8,270                 281,180
Intl Game Technology                                  7,196                 274,455
Marriott Intl Cl A                                    7,008                 316,832
McDonald's                                           25,586               1,235,292
Starbucks                                            15,968(b)              495,327
Starwood Hotels & Resorts Worldwide                   4,572                 306,415
Wendy's Intl                                          1,845                  69,557
Wyndham Worldwide                                     4,016(b)              138,954
Yum! Brands                                           5,606                 346,787
                                                                    ---------------
Total                                                                     4,390,566
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Black & Decker                                        1,392                 126,282
Centex                                                2,536                 113,537
DR Horton                                             5,800                 128,644
Fortune Brands                                        3,237                 259,283
Harman Intl Inds                                      1,395                 170,037
KB HOME                                               1,636                  72,164
Leggett & Platt                                       3,769                  88,647
Lennar Cl A                                           2,930                 125,140
Newell Rubbermaid                                     5,900                 180,953
Pulte Homes                                           4,518                 121,534
Snap-On                                               1,251                  68,180
Stanley Works                                         1,763                 102,748
Whirlpool                                             1,674                 177,494
                                                                    ---------------
Total                                                                     1,734,643
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.1%)
Clorox                                                3,211                 215,394
Colgate-Palmolive                                    10,918                 739,585
Kimberly-Clark                                        9,705                 690,705
Procter & Gamble                                     67,083               4,314,108
                                                                    ---------------
Total                                                                     5,959,792
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
AES                                                  14,123(b)              310,565
Constellation Energy Group                            3,841                 342,310
Dynegy Cl A                                           8,552(b)               80,474
TXU                                                   9,762                 640,192
                                                                    ---------------
Total                                                                     1,373,541
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.9%)
3M                                                   15,606               1,291,709
General Electric                                    218,630               8,058,702
Textron                                               2,663                 270,747
Tyco Intl                                            42,035(c)            1,371,602
                                                                    ---------------
Total                                                                    10,992,760
-----------------------------------------------------------------------------------

INSURANCE (4.8%)
ACE                                                   6,950(c)              413,247
AFLAC                                                10,456                 536,811
Allstate                                             13,158                 820,007
Ambac Financial Group                                 2,173                 199,481
American Intl Group                                  55,308(e)            3,866,581
Aon                                                   6,343(e)              245,791

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Assurant                                              2,130                $122,539
Chubb                                                 8,688                 467,675
Cincinnati Financial                                  3,674                 166,212
Genworth Financial Cl A                               9,370                 341,911
Hartford Financial Services Group                     6,812                 689,374
Lincoln Natl                                          5,884                 418,647
Loews                                                 9,587                 453,657
Marsh & McLennan Companies                           11,756                 373,371
MBIA                                                  2,863                 199,150
MetLife                                              16,005               1,051,529
Principal Financial Group                             5,695                 361,576
Progressive                                          15,830                 365,198
Prudential Financial                                  9,972                 947,340
Safeco                                                2,247                 149,965
Torchmark                                             2,086                 142,474
Travelers Companies                                  14,361                 776,930
UnumProvident                                         7,282                 181,176
XL Capital Cl A                                       3,845(c)              299,833
                                                                    ---------------
Total                                                                    13,590,475
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                            6,615(b)              405,698
IAC/InterActiveCorp                                   4,620(b)              176,114
                                                                    ---------------
Total                                                                       581,812
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.4%)
eBay                                                 24,162(b)              820,058
Google Cl A                                           4,630(b)            2,182,489
VeriSign                                              5,210(b)              142,494
Yahoo!                                               25,954(b)              727,750
                                                                    ---------------
Total                                                                     3,872,791
-----------------------------------------------------------------------------------

IT SERVICES (1.1%)
Affiliated Computer Services Cl A                     2,105(b)              126,111
Automatic Data Processing                            11,696                 523,512
Cognizant Technology Solutions Cl A                   3,030(b)              270,882
Computer Sciences                                     3,680(b)              204,387
Convergys                                             2,907(b)               73,431
Electronic Data Systems                              10,938                 319,827
Fidelity Natl Information Services                    3,460                 174,834
First Data                                           16,013                 518,821
Fiserv                                                3,627(b)              192,848
Paychex                                               7,207                 267,380
Unisys                                                7,338(b)               57,530
Western Union                                        16,413                 345,494
                                                                    ---------------
Total                                                                     3,075,057
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                             1,930                  63,227
Eastman Kodak                                         6,112                 152,250
Hasbro                                                3,423                 108,201
Mattel                                                8,364                 236,701
                                                                    ---------------
Total                                                                       560,379
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied Biosystems Group                      3,904(d)              121,961
Millipore                                             1,146(b)               84,609

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
LIFE SCIENCES TOOLS & SERVICES (CONT.)
PerkinElmer                                           2,594                 $62,775
Thermo Fisher Scientific                              8,928(b)              464,792
Waters                                                2,154(b)              128,012
                                                                    ---------------
Total                                                                       862,149
-----------------------------------------------------------------------------------

MACHINERY (1.6%)
Caterpillar                                          13,726                 996,783
Cummins                                               2,220                 204,595
Danaher                                               5,058                 360,079
Deere & Co                                            4,824                 527,746
Dover                                                 4,349                 209,274
Eaton                                                 3,110                 277,443
Illinois Tool Works                                   8,796                 451,323
Ingersoll-Rand Cl A                                   6,548(c)              292,368
ITT                                                   3,864                 246,562
PACCAR                                                5,278                 443,246
Pall                                                  2,611                 109,531
Parker Hannifin                                       2,458                 226,480
Terex                                                 2,180(b)              169,713
                                                                    ---------------
Total                                                                     4,515,143
-----------------------------------------------------------------------------------

MEDIA (3.4%)
CBS Cl B                                             15,691                 498,503
Clear Channel Communications                         10,550                 373,787
Comcast Cl A                                         66,120(b)            1,762,758
DIRECTV Group                                        16,470(b)              392,645
Dow Jones & Co                                        1,391                  50,535
EW Scripps Cl A                                       1,775                  76,858
Gannett                                               4,991                 284,786
Interpublic Group of Companies                       10,251(b)              129,983
McGraw-Hill Companies                                 7,544                 494,358
Meredith                                                829                  48,016
New York Times Cl A                                   3,064                  71,698
News Corp Cl A                                       49,880               1,116,813
Omnicom Group                                         3,553                 372,035
Time Warner                                          81,126               1,673,629
Tribune                                               3,784                 124,115
Viacom Cl B                                          14,711(b)              606,829
Walt Disney                                          43,553               1,523,484
                                                                    ---------------
Total                                                                     9,600,832
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                                18,488                 656,138
Allegheny Technologies                                2,164                 237,131
Freeport-McMoRan Copper & Gold                        7,972                 535,400
Newmont Mining                                        9,585                 399,695
Nucor                                                 6,404                 406,398
United States Steel                                   2,521                 255,982
                                                                    ---------------
Total                                                                     2,490,744
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
Big Lots                                              2,324(b)               74,833
Dillard's Cl A                                        1,296                  44,880
Dollar General                                        6,639                 141,743
Family Dollar Stores                                  3,226                 102,716
Federated Department Stores                           9,872                 433,578
JC Penney                                             4,787                 378,604
Kohl's                                                6,949(b)              514,504
Nordstrom                                             4,864                 267,131

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MULTILINE RETAIL (CONT.)
Sears Holdings                                        1,765(b)             $336,956
Target                                               18,261               1,084,155
                                                                    ---------------
Total                                                                     3,379,100
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
Ameren                                                4,392                 230,887
CenterPoint Energy                                    6,801                 128,063
CMS Energy                                            4,744                  87,859
Consolidated Edison                                   5,480                 280,905
Dominion Resources                                    7,424                 677,069
DTE Energy                                            3,768                 190,623
Integrys Energy Group                                 1,598                  89,648
KeySpan                                               3,734                 154,625
NiSource                                              5,821                 143,138
PG&E                                                  7,461                 377,527
Public Service Enterprise Group                       5,370                 464,237
Sempra Energy                                         5,586                 354,599
TECO Energy                                           4,455                  79,967
Xcel Energy                                           8,670                 208,860
                                                                    ---------------
Total                                                                     3,468,007
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                20,172(b)              373,182
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.1%)
Anadarko Petroleum                                    9,850                 459,601
Apache                                                7,040                 510,400
Chesapeake Energy                                     8,705                 293,794
Chevron                                              45,876               3,568,694
ConocoPhillips                                       34,956               2,424,199
CONSOL Energy                                         3,880                 162,456
Devon Energy                                          9,448                 688,476
El Paso                                              14,845                 222,675
EOG Resources                                         5,186                 380,860
Exxon Mobil                                         121,044               9,608,472
Hess                                                  5,743                 325,915
Kinder Morgan                                         2,281                 243,063
Kinder Morgan Management LLC                             --(b)                   26
Marathon Oil                                          7,353                 746,697
Murphy Oil                                            3,985                 220,928
Occidental Petroleum                                 17,814                 903,170
Peabody Energy                                        5,630                 270,127
Spectra Energy                                       13,347                 348,357
Sunoco                                                2,576                 194,565
Valero Energy                                        12,840                 901,753
Williams Companies                                   12,714                 375,063
XTO Energy                                            7,826                 424,717
                                                                    ---------------
Total                                                                    23,274,008
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                            9,621                 362,904
MeadWestvaco                                          3,883                 129,537
Weyerhaeuser                                          4,487                 355,460
                                                                    ---------------
Total                                                                       847,901
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                                         9,374                 373,085
Estee Lauder Companies Cl A                           2,475                 127,265
                                                                    ---------------
Total                                                                       500,350
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

PHARMACEUTICALS (6.4%)
Abbott Laboratories                                  32,805              $1,857,419
Allergan                                              3,269                 396,203
Barr Pharmaceuticals                                  2,270(b)              109,777
Bristol-Myers Squibb                                 42,941               1,239,277
Eli Lilly & Co                                       20,972               1,240,074
Forest Laboratories                                   6,760(b)              359,700
Johnson & Johnson                                    61,529               3,951,392
King Pharmaceuticals                                  5,169(b)              105,706
Merck & Co                                           46,057               2,369,172
Mylan Laboratories                                    5,205                 114,146
Pfizer                                              150,676               3,986,886
Schering-Plough                                      31,631               1,003,652
Watson Pharmaceuticals                                2,178(b)               59,459
Wyeth                                                28,623               1,588,577
                                                                    ---------------
Total                                                                    18,381,440
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.2%)
Apartment Investment & Management Cl A                2,070                 114,471
Archstone-Smith Trust                                 4,690                 244,396
AvalonBay Communities                                 1,685                 206,008
Boston Properties                                     2,530                 297,427
Developers Diversified Realty                         2,695                 175,445
Equity Residential                                    6,250                 290,188
Host Hotels & Resorts                                11,070                 283,835
Kimco Realty                                          4,810                 231,217
Plum Creek Timber                                     3,766                 149,510
ProLogis                                              5,445                 352,836
Public Storage                                        2,605                 243,099
Simon Property Group                                  4,716                 543,659
Vornado Realty Trust                                  2,770                 328,605
                                                                    ---------------
Total                                                                     3,460,696
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                           3,975(b)              134,554
-----------------------------------------------------------------------------------

ROAD & RAIL (0.8%)
Burlington Northern Santa Fe                          7,636                 668,456
CSX                                                   9,286                 400,877
Norfolk Southern                                      8,438                 449,239
Ryder System                                          1,288                  67,800
Union Pacific                                         5,757                 657,737
                                                                    ---------------
Total                                                                     2,244,109
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Micro Devices                               11,800(b)              163,076
Altera                                                7,582(b)              170,898
Analog Devices                                        7,100                 274,202
Applied Materials                                    29,697                 570,776
Broadcom Cl A                                        10,021(b)              326,184
Intel                                               122,610               2,636,116
KLA-Tencor                                            4,246                 235,865
Linear Technology                                     6,367                 238,253
LSI                                                  16,378(b)              139,213
Maxim Integrated Products                             6,817                 216,235
Micron Technology                                    16,049(b)              184,082
Natl Semiconductor                                    6,030                 158,589
Novellus Systems                                      2,675(b)               86,590

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
NVIDIA                                                7,558(b)             $248,583
PMC-Sierra                                            4,513(b)               34,885
Teradyne                                              4,032(b)               70,358
Texas Instruments                                    30,684               1,054,609
Xilinx                                                7,054                 207,952
                                                                    ---------------
Total                                                                     7,016,466
-----------------------------------------------------------------------------------

SOFTWARE (3.3%)
Adobe Systems                                        12,508(b)              519,832
Autodesk                                              4,928(b)              203,379
BMC Software                                          4,333(b)              140,259
CA                                                    8,743                 238,334
Citrix Systems                                        3,839(b)              125,151
Compuware                                             6,895(b)               68,054
Electronic Arts                                       6,592(b)              332,303
Intuit                                                7,288(b)              207,344
Microsoft                                           183,214               5,485,426
Novell                                                7,212(b)               52,648
Oracle                                               84,841(b)            1,595,011
Symantec                                             19,658(b)              345,981
                                                                    ---------------
Total                                                                     9,313,722
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
Abercrombie & Fitch Cl A                              1,880                 153,521
AutoNation                                            3,205(b)               65,510
AutoZone                                              1,059(b)              140,889
Bed Bath & Beyond                                     6,029(b)              245,621
Best Buy                                              8,604                 401,377
Circuit City Stores                                   3,026                  52,804
Gap                                                  11,206                 201,148
Home Depot                                           43,391               1,643,216
Limited Brands                                        7,267                 200,351
Lowe's Companies                                     32,380                 989,533
Office Depot                                          5,875(b)              197,518
OfficeMax                                             1,590                  78,260
RadioShack                                            2,900                  84,303
Sherwin-Williams                                      2,375                 151,454
Staples                                              15,241                 377,977
Tiffany & Co                                          2,874                 137,061
TJX Companies                                         9,680                 269,975
                                                                    ---------------
Total                                                                     5,390,518
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                 7,870(b)              384,292
Jones Apparel Group                                   2,310                  77,131
Liz Claiborne                                         2,198                  98,295
Nike Cl B                                             8,038                 432,926
Polo Ralph Lauren                                     1,305                 120,204
VF                                                    1,912                 167,893
                                                                    ---------------
Total                                                                     1,280,741
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.4%)
Countrywide Financial                                12,538                 464,909
Fannie Mae                                           20,574               1,212,220
Freddie Mac                                          14,736                 954,598
Hudson City Bancorp                                  10,520                 140,126
MGIC Investment                                       1,761                 108,495
Sovereign Bancorp                                     7,680                 186,394
Washington Mutual                                    18,899                 793,380
                                                                    ---------------
Total                                                                     3,860,122
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TOBACCO (1.2%)
Altria Group                                         44,619              $3,075,141
Reynolds American                                     3,646                 234,292
UST                                                   3,416                 193,619
                                                                    ---------------
Total                                                                     3,503,052
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                           1,527                 126,161
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
ALLTEL                                                7,663                 480,393
Sprint Nextel                                        61,706               1,235,972
                                                                    ---------------
Total                                                                     1,716,365
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $203,171,706)                                                   $281,724,491
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.1%)(G)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  3,251,721(h)           $3,251,721
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $3,251,721)                                                       $3,251,721
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $206,423,427)(i)                                                $284,976,212
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2007, the value of foreign securities represented 0.9% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
E-Mini S&P 500 Index, June 2007                                         38

(f)  At April 30, 2007, security was partially or fully on loan.

(g) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.1% of net assets. 1.0% of net assets is the Fund's cash equivalent position.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $206,423,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $81,731,000
Unrealized depreciation                                               (3,178,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $78,553,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE S & P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                      RIVERSOURCE SMALL COMPANY INDEX FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.3%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (2.3%)
AAR                                                  61,865(b)           $1,889,357
Applied Signal Technology                            20,310                 338,568
Armor Holdings                                       50,575(b)            3,616,112
Ceradyne                                             45,420(b)            2,672,967
Cubic                                                25,940                 522,172
Curtiss-Wright                                       73,940               3,186,074
EDO                                                  27,505                 756,388
Esterline Technologies                               42,790(b)            1,785,627
GenCorp                                              93,553(b)            1,246,126
Moog Cl A                                            71,005(b)            3,019,133
Teledyne Technologies                                58,304(b)            2,571,789
Triumph Group                                        27,421               1,667,471
                                                                    ---------------
Total                                                                    23,271,784
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
EGL                                                  53,190(b)            2,110,579
Forward Air                                          50,873               1,552,135
Hub Group Cl A                                       66,660(b)            2,399,760
                                                                    ---------------
Total                                                                     6,062,474
-----------------------------------------------------------------------------------

AIRLINES (0.4%)
Frontier Airlines Holdings                           61,293(b,e)            362,855
Mesa Air Group                                       55,468(b)              374,964
SkyWest                                             107,678               2,929,918
                                                                    ---------------
Total                                                                     3,667,737
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Drew Inds                                            31,255(b)              899,206
Standard Motor Products                              19,885                 364,492
Superior Inds Intl                                   38,290(e)              874,927
                                                                    ---------------
Total                                                                     2,138,625
-----------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Coachmen Inds                                        26,311                 272,056
Fleetwood Enterprises                               107,190(b)              892,893
Monaco Coach                                         44,804                 686,845
Winnebago Inds                                       52,546(d)            1,684,625
                                                                    ---------------
Total                                                                     3,536,419
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

BIOTECHNOLOGY (0.6%)
ArQule                                               47,379(b)             $415,988
Digene                                               40,180(b)            1,842,253
Regeneron Pharmaceuticals                           109,834(b)            2,987,484
Savient Pharmaceuticals                              77,587(b)              892,251
                                                                    ---------------
Total                                                                     6,137,976
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (1.0%)
Apogee Enterprises                                   47,464               1,142,933
Griffon                                              43,943(b)            1,054,193
Lennox Intl                                          96,042               3,247,180
NCI Building Systems                                 33,735(b)            1,685,738
Simpson Mfg                                          61,546(e)            1,979,935
Universal Forest Products                            31,594               1,467,857
                                                                    ---------------
Total                                                                    10,577,836
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.7%)
Investment Technology Group                          73,940(b)            2,797,889
LaBranche & Co                                       89,305(b,e)            726,943
Piper Jaffray Companies                              30,925(b)            1,973,324
SWS Group                                            41,249               1,072,062
TradeStation Group                                   42,710(b)              520,208
                                                                    ---------------
Total                                                                     7,090,426
-----------------------------------------------------------------------------------

CHEMICALS (1.1%)
Arch Chemicals                                       40,557               1,225,633
Georgia Gulf                                         57,268(e)              914,570
HB Fuller                                           101,340               2,591,264
Material Sciences                                    21,257(b)              198,115
OM Group                                             49,780(b)            2,614,943
Omnova Solutions                                     70,294(b)              369,746
Penford                                              14,993                 293,563
PolyOne                                             155,352(b)            1,019,109
Quaker Chemical                                      16,773                 383,431
Schulman A                                           40,585                 939,949
Tronox Cl B                                          69,020                 957,307
                                                                    ---------------
Total                                                                    11,507,630
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (5.4%)
Boston Private Financial Holdings                    61,494               1,710,148
Cascade Bancorp                                      47,345(e)            1,015,077
Central Pacific Financial                            51,425               1,766,963

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL BANKS (CONT.)
Chittenden                                           75,771              $2,201,905
Community Bank System                                50,095               1,026,948
East West Bancorp                                   102,926               4,102,630
First BanCorp                                       139,326(c)            1,747,148
First Commonwealth Financial                        105,155(e)            1,170,375
First Financial Bancorp                              53,645                 799,311
First Indiana                                        21,555                 418,598
First Midwest Bancorp                                83,552               3,002,859
First Republic Bank                                  51,713               2,797,673
Frontier Financial                                   66,300               1,647,555
Glacier Bancorp                                      88,005               1,890,347
Hanmi Financial                                      69,150               1,134,752
Independent Bank                                     34,052                 561,858
Irwin Financial                                      31,425                 503,743
Nara Bancorp                                         35,075                 579,088
PrivateBancorp                                       30,960               1,016,417
Prosperity Bancshares                                57,600               1,998,144
Provident Bankshares                                 53,897               1,726,860
South Financial Group                               124,709               2,822,165
Sterling Bancorp                                     31,305                 541,890
Sterling Bancshares                                 120,592(d)            1,378,367
Sterling Financial                                   85,376               2,516,884
Susquehanna Bancshares                               87,195               1,942,705
UCBH Holdings                                       166,688               2,993,716
Umpqua Holdings                                     105,930               2,641,894
United Bankshares                                    61,022               2,044,237
United Community Banks                               60,465               1,787,345
Whitney Holding                                     110,394               3,396,823
Wilshire Bancorp                                     25,860                 355,834
Wintrust Financial                                   41,840               1,798,283
                                                                    ---------------
Total                                                                    57,038,542
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.7%)
ABM Inds                                             72,894               2,051,237
Administaff                                          40,670               1,349,837
Angelica                                             15,879                 413,489
Bowne & Co                                           48,575                 810,231
Brady Cl A                                           90,274               2,966,404
CDI                                                  21,762                 644,590
Central Parking                                      27,517                 615,830
Consolidated Graphics                                19,682(b)            1,481,071
G&K Services Cl A                                    35,991               1,256,086

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Healthcare Services Group                            46,225              $1,294,300
Heidrick & Struggles Intl                            29,371(b)            1,385,724
Interface Cl A                                       87,110               1,467,804
John H Harland                                       43,140               2,269,164
Labor Ready                                          84,815(b)            1,840,486
Mobile Mini                                          60,074(b)            1,800,418
On Assignment                                        60,146(b)              672,432
School Specialty                                     31,184(b)            1,028,448
Spherion                                             94,691(b)              809,608
Standard Register                                    20,599                 256,664
Tetra Tech                                           96,983(b)            2,019,186
United Stationers                                    49,676(b)            2,956,716
Viad                                                 35,575               1,452,883
Volt Information Sciences                            21,606(b)              552,249
Waste Connections                                   114,408(b)            3,566,096
Watson Wyatt Worldwide Cl A                          70,890               3,341,046
                                                                    ---------------
Total                                                                    38,301,999
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.5%)
ARRIS Group                                         186,755(b)            2,767,709
Bel Fuse Cl B                                        19,840                 702,336
Black Box                                            29,043               1,058,327
Blue Coat Systems                                    24,210(b)              848,803
C-COR                                                81,671(b)            1,006,187
Comtech Telecommunications                           38,740(b)            1,466,309
Digi Intl                                            42,080(b)              536,520
Ditech Networks                                      55,190(b)              480,153
Harmonic                                            131,931(b)            1,091,069
Inter-Tel                                            35,782                 902,422
NETGEAR                                              57,430(b)            1,930,222
Network Equipment Technologies                       42,277(b)              454,478
PC-Tel                                               37,365(b)              373,276
Symmetricom                                          77,744(b)              635,168
Tollgrade Communications                             22,168(b)              264,908
ViaSat                                               41,212(b)            1,413,572
                                                                    ---------------
Total                                                                    15,931,459
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.8%)
Adaptec                                             198,042(b)              764,442
Avid Technology                                      68,865(b,e)          2,289,760
Hutchinson Technology                                43,487(b)              826,253
Komag                                                52,090(b)            1,432,996
Neoware                                              33,515(b)              396,818
Novatel Wireless                                     50,145(b)              912,138
Synaptics                                            43,610(b)            1,306,556
                                                                    ---------------
Total                                                                     7,928,963
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.2%)
EMCOR Group                                          53,288(b)            3,340,625
Insituform Technologies Cl A                         45,605(b)              930,342
Shaw Group                                          135,133(b)            4,382,363
URS                                                  87,863(b)            3,839,613
                                                                    ---------------
Total                                                                    12,492,943
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONSTRUCTION MATERIALS (0.5%)
Headwaters                                           70,860(b)           $1,535,536
Texas Inds                                           46,717               3,558,434
                                                                    ---------------
Total                                                                     5,093,970
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Cash America Intl                                    49,773               2,148,203
First Cash Financial Services                        45,915(b)            1,055,127
Rewards Network                                      44,500(b)              176,220
World Acceptance                                     29,455(b)            1,264,503
                                                                    ---------------
Total                                                                     4,644,053
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.8%)
AptarGroup                                           58,039               4,251,357
Caraustar Inds                                       48,666(b)              346,502
Chesapeake                                           33,285                 491,287
Myers Inds                                           45,187               1,014,448
Rock-Tenn Cl A                                       57,490               2,199,567
                                                                    ---------------
Total                                                                     8,303,161
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.4%)
Audiovox Cl A                                        30,367(b)              436,981
Building Materials Holding                           48,792                 708,460
Keystone Automotive Inds                             27,330(b)              908,996
LKQ                                                  75,820(b)            1,712,015
                                                                    ---------------
Total                                                                     3,766,452
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Bright Horizons Family Solutions                     43,825(b)            1,692,522
Coinstar                                             46,565(b)            1,447,706
CPI                                                   8,722                 501,602
Pre-Paid Legal Services                              15,040(b,e)            858,032
Universal Technical Institute                        38,675(b)              969,582
Vertrue                                              16,223(b)              767,672
                                                                    ---------------
Total                                                                     6,237,116
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal                                    46,016               1,209,300
Portfolio Recovery Associates                        26,740(b,e)          1,488,081
                                                                    ---------------
Total                                                                     2,697,381
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
CT Communications                                    33,755                 823,960
General Communication Cl A                           74,872(b)            1,065,428
                                                                    ---------------
Total                                                                     1,889,388
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Allete                                               50,945               2,466,247
Central Vermont Public Service                       16,937                 545,371
Cleco                                                96,500               2,707,790
El Paso Electric                                     77,199(b)            2,038,054
UIL Holdings                                         41,938               1,432,183
Unisource Energy                                     58,985               2,265,614
                                                                    ---------------
Total                                                                    11,455,259
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRICAL EQUIPMENT (1.8%)
Acuity Brands                                        72,603              $4,292,289
AO Smith                                             38,029               1,448,905
Baldor Electric                                      68,884               2,713,341
Belden CDT                                           74,643               4,171,051
C&D Technologies                                     42,918(e)              215,878
Magnetek                                             49,936(b)              227,209
Regal-Beloit                                         52,161               2,405,665
Vicor                                                32,688                 350,415
Woodward Governor                                    49,303               2,433,103
                                                                    ---------------
Total                                                                    18,257,856
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (5.1%)
Aeroflex                                            123,234(b)            1,730,205
Agilysys                                             51,612               1,085,400
Anixter Intl                                         52,706(b)            3,773,750
Bell Microproducts                                   50,889(b)              346,045
Benchmark Electronics                               120,463(b)            2,551,406
Brightpoint                                          84,876(b)            1,128,851
Checkpoint Systems                                   65,710(b)            1,444,963
Cognex                                               74,407               1,603,471
Coherent                                             52,297(b)            1,641,603
CTS                                                  59,906                 783,570
Daktronics                                           53,310(e)            1,214,402
Electro Scientific Inds                              48,779(b)            1,004,847
FLIR Systems                                        109,660(b)            4,440,134
Gerber Scientific                                    38,680(b)              387,187
Global Imaging Systems                               84,200(b)            2,432,538
Insight Enterprises                                  80,898(b)            1,603,398
Itron                                                49,755(b)            3,350,502
Keithley Instruments                                 23,565                 282,780
Littelfuse                                           37,615(b)            1,508,738
LoJack                                               31,445(b)              578,588
Mercury Computer Systems                             37,199(b)              504,790
Methode Electronics                                  61,171                 922,459
MTS Systems                                          30,575               1,299,743
Newport                                              68,735(b)            1,078,452
Park Electrochemical                                 33,790                 930,915
Paxar                                                69,447(b)            2,084,104
Photon Dynamics                                      27,759(b)              333,663
Planar Systems                                       29,005(b)              218,408
Plexus                                               77,450(b)            1,623,352
RadiSys                                              36,731(b)              556,842
Rogers                                               29,542(b)            1,339,434
ScanSource                                           43,050(b)            1,236,396
Technitrol                                           68,186               1,829,430
Trimble Navigation                                  197,666(b)            5,669,062
X-Rite                                               47,957                 599,942
                                                                    ---------------
Total                                                                    53,119,370
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.6%)
Atwood Oceanics                                      45,264(b)            2,847,106
Bristow Group                                        39,389(b)            1,481,026
CARBO Ceramics                                       33,943               1,474,823
Dril-Quip                                            40,524(b)            2,046,462
Hornbeck Offshore Services                           38,870(b)            1,229,458
Hydril                                               30,445(b)            2,947,685
Input/Output                                        117,656(b)            1,646,007
Lone Star Technologies                               51,309(b)            3,407,431
Lufkin Inds                                          25,010               1,556,122
Oceaneering Intl                                     92,778(b)            4,410,667
SEACOR Holdings                                      35,703(b)            3,401,782
TETRA Technologies                                  121,084(b)            3,207,515

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ENERGY EQUIPMENT & SERVICES (CONT.)
Unit                                                 77,456(b)           $4,426,611
W-H Energy Services                                  50,640(b)            2,740,130
                                                                    ---------------
Total                                                                    36,822,825
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Casey's General Stores                               84,543               2,126,256
Great Atlantic & Pacific Tea                         32,643(b)            1,050,778
Longs Drug Stores                                    47,520               2,601,246
Nash Finch                                           22,440                 874,487
Performance Food Group                               58,568(b)            1,830,250
Spartan Stores                                       36,175                 931,868
United Natural Foods                                 71,612(b)            2,233,578
                                                                    ---------------
Total                                                                    11,648,463
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.9%)
Corn Products Intl                                  124,516               4,958,228
Delta & Pine Land                                    61,133               2,521,125
Flowers Foods                                        86,533               2,698,964
Hain Celestial Group                                 66,012(b)            1,982,340
J&J Snack Foods                                      22,962                 894,829
Lance                                                51,663               1,143,302
Ralcorp Holdings                                     44,856(b)            2,951,974
Sanderson Farms                                      26,580               1,050,707
TreeHouse Foods                                      52,210(b)            1,573,609
                                                                    ---------------
Total                                                                    19,775,078
-----------------------------------------------------------------------------------

GAS UTILITIES (3.5%)
Atmos Energy                                        148,215               4,701,380
Cascade Natural Gas                                  19,259                 500,734
Energen                                             119,954               6,723,422
Laclede Group                                        36,080               1,132,551
New Jersey Resources                                 46,571               2,500,863
Northwest Natural Gas                                45,619               2,317,901
Piedmont Natural Gas                                124,838(e)            3,294,475
South Jersey Inds                                    48,830               1,917,554
Southern Union                                      180,368               5,494,009
Southwest Gas                                        70,278               2,662,833
UGI                                                 177,450               5,032,482
                                                                    ---------------
Total                                                                    36,278,204
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.3%)
American Medical Systems Holdings                   120,340(b)            2,133,628
Analogic                                             23,359               1,431,907
ArthroCare                                           45,906(b)            1,894,082
BIOLASE Technology                                   39,620(b,e)            257,530
Biosite                                              26,735(b)            2,472,988
Conmed                                               46,896(b)            1,421,887
Cooper Companies                                     75,275               3,846,553
Cyberonics                                           37,010(b,e)            809,039
Datascope                                            21,181                 784,756
DJO                                                  39,225(b)            1,532,129
Greatbatch                                           37,010(b)            1,074,400
Haemonetics                                          44,212(b)            2,115,102
Hologic                                              89,082(b)            5,126,669
ICU Medical                                          24,495(b)            1,022,666
IDEXX Laboratories                                   52,098(b)            4,697,677
Immucor                                             115,172(b)            3,758,062
Integra LifeSciences Holdings                        32,990(b)            1,503,354
Invacare                                             53,510                 997,426
Kensey Nash                                          19,820(b)              509,770
Mentor                                               71,095               2,766,306

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Meridian Bioscience                                  36,075              $1,072,510
Merit Medical Systems                                45,910(b)              529,342
Osteotech                                            29,010(b)              220,476
Palomar Medical Technologies                         30,395(b)            1,244,371
PolyMedica                                           37,822               1,529,522
Possis Medical                                       28,825(b)              372,996
Respironics                                         122,432(b)            4,990,328
SurModics                                            26,161(b,e)          1,062,921
Symmetry Medical                                     59,000(b)            1,002,410
Theragenics                                          55,612(b)              334,784
Viasys Healthcare                                    55,343(b)            1,772,083
Vital Signs                                          13,047                 744,462
                                                                    ---------------
Total                                                                    55,032,136
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.0%)
Amedisys                                             43,214(b)            1,354,759
AMERIGROUP                                           87,540(b)            2,462,500
AMN Healthcare Services                              58,020(b)            1,412,787
AmSurg                                               50,270(b)            1,153,697
Centene                                              72,580(b)            1,510,390
Chemed                                               44,580               2,242,374
Cross Country Healthcare                             36,415(b)              717,011
CryoLife                                             37,631(b)              370,665
Genesis HealthCare                                   33,090(b)            2,117,760
Gentiva Health Services                              45,665(b)              854,849
HealthExtras                                         49,965(b)            1,546,417
Healthways                                           58,450(b)            2,479,449
Hooper Holmes                                       113,196(b)              498,062
inVentiv Health                                      50,420(b)            1,913,439
LCA-Vision                                           33,287(e)            1,397,055
Matria Healthcare                                    35,880(b)            1,039,802
Odyssey HealthCare                                   56,377(b)              752,069
Option Care                                          44,280                 604,865
Owens & Minor                                        67,413               2,383,050
Pediatrix Medical Group                              81,152(b)            4,629,721
PSS World Medical                                   112,765(b)            2,266,577
RehabCare Group                                      28,791(b)              471,597
Sierra Health Services                               93,300(b)            3,864,486
Sunrise Senior Living                                74,966(b)            2,870,448
                                                                    ---------------
Total                                                                    40,913,829
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.3%)
Allscripts Healthcare Solutions                      81,575(b)            2,157,658
Dendrite Intl                                        73,265(b)            1,164,914
                                                                    ---------------
Total                                                                     3,322,572
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.3%)
California Pizza Kitchen                             32,020(b)            1,069,788
CEC Entertainment                                    55,694(b)            2,320,769
CKE Restaurants                                     109,465               2,223,234
IHOP                                                 26,335               1,551,658
Jack in the Box                                      57,176(b)            3,809,065
Landry's Restaurants                                 28,369                 842,559
Marcus                                               35,717                 776,130
Monarch Casino & Resort                              17,540(b)              467,792
Multimedia Games                                     46,210(b)              517,552
O'Charley's                                          39,075(b)              824,873
Panera Bread Cl A                                    53,198(b)            2,962,597
Papa John's Intl                                     37,550(b)            1,153,161

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Peet's Coffee & Tea                                  23,150(b)             $600,511
PF Chang's China Bistro                              42,670(b,e)          1,632,128
Pinnacle Entertainment                               99,873(b)            2,804,434
RARE Hospitality Intl                                50,982(b)            1,484,596
Red Robin Gourmet Burgers                            27,805(b)            1,101,078
Ruth's Chris Steak House                             29,155(b)              578,727
Shuffle Master                                       58,613(b,e)            998,179
SONIC                                               113,813(b)            2,553,964
Steak n Shake                                        47,208(b)              763,353
Triarc Companies Cl B                               108,475               1,764,888
WMS Inds                                             39,930(b)            1,591,610
                                                                    ---------------
Total                                                                    34,392,646
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Bassett Furniture Inds                               19,769                 279,929
Champion Enterprises                                128,164(b)            1,317,526
Ethan Allen Interiors                                53,107               1,874,677
La-Z-Boy                                             85,955(e)            1,004,814
Libbey                                               23,923                 446,164
M/I Homes                                            20,260                 602,330
Meritage Homes                                       36,760(b)            1,279,616
Natl Presto Inds                                      7,889                 466,161
Russ Berrie & Co                                     19,246(b)              289,267
Skyline                                              11,368                 373,439
Standard-Pacific                                    108,324(e)            2,258,555
                                                                    ---------------
Total                                                                    10,192,478
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Cl A                           119,490(b)            1,711,097
Spectrum Brands                                      64,955(b)              452,087
WD-40                                                28,523                 986,325
                                                                    ---------------
Total                                                                     3,149,509
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Standex Intl                                         20,825                 569,772
Tredegar                                             47,454               1,109,000
                                                                    ---------------
Total                                                                     1,678,772
-----------------------------------------------------------------------------------

INSURANCE (2.8%)
Delphi Financial Group Cl A                          72,374               3,090,370
Hilb Rogal & Hobbs                                   60,525               2,629,811
Infinity Property & Casualty                         32,615               1,516,924
LandAmerica Financial Group                          29,300               2,354,255
Philadelphia Consolidated Holding                    96,034(b)            4,167,875
Presidential Life                                    35,997                 684,303
ProAssurance                                         55,695(b)            2,998,619
RLI                                                  33,447               1,862,663
Safety Insurance Group                               23,975                 960,439
SCPIE Holdings                                       16,800(b)              366,744
Selective Insurance Group                            95,364               2,487,093
Stewart Information Services                         30,502               1,226,790
United Fire & Casualty                               35,165               1,292,314
Zenith Natl Insurance                                61,963               2,865,789
                                                                    ---------------
Total                                                                    28,503,989
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INTERNET & CATALOG RETAIL (0.2%)
Blue Nile                                            23,330(b,e)         $1,097,909
PetMed Express                                       40,530(b)              447,046
Stamps.com                                           32,015(b)              451,732
                                                                    ---------------
Total                                                                     1,996,687
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.2%)
Bankrate                                             19,110(b,e)            771,471
InfoSpace                                            52,660(b)            1,351,256
j2 Global Communications                             81,950(b)            2,356,882
MIVA                                                 46,900(b)              201,670
United Online                                       110,945               1,600,936
WebEx Communications                                 73,645(b)            4,178,617
Websense                                             75,010(b)            1,853,497
                                                                    ---------------
Total                                                                    12,314,329
-----------------------------------------------------------------------------------

IT SERVICES (1.2%)
CACI Intl Cl A                                       51,476(b)            2,353,998
Ciber                                                90,429(b)              736,996
eFunds                                               78,950(b)            2,202,705
Gevity HR                                            42,140                 785,911
Keane                                                74,600(b)            1,045,892
ManTech Intl Cl A                                    30,565(b)              937,734
MAXIMUS                                              36,332               1,269,440
StarTek                                              18,938                 181,994
Sykes Enterprises                                    49,610(b)              915,801
TALX                                                 52,685               1,817,106
                                                                    ---------------
Total                                                                    12,247,577
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.2%)
Arctic Cat                                           19,969                 355,448
JAKKS Pacific                                        46,466(b)            1,116,578
K2                                                   82,549(b)            1,245,664
MarineMax                                            31,220(b)              619,093
Nautilus                                             52,665(e)              727,304
Polaris Inds                                         59,446               3,003,806
Pool                                                 84,137(e)            3,376,418
RC2                                                  35,330(b)            1,408,254
Sturm, Ruger & Co                                    30,684(b)              396,130
                                                                    ---------------
Total                                                                    12,248,695
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Cambrex                                              47,215               1,145,436
Dionex                                               31,960(b)            2,205,241
Enzo Biochem                                         52,124(b)              876,204
Kendle Intl                                          20,480(b)              697,958
PAREXEL Intl                                         45,712(b)            1,795,567
PharmaNet Development Group                          30,825(b)              841,214
                                                                    ---------------
Total                                                                     7,561,620
-----------------------------------------------------------------------------------

MACHINERY (4.1%)
Albany Intl Cl A                                     48,770               1,867,891
Astec Inds                                           31,513(b)            1,282,579
ASV                                                  34,380(b,e)            521,888
Barnes Group                                         66,914               1,626,010
Briggs & Stratton                                    82,678(e)            2,453,056
Cascade                                              17,675               1,095,320
Clarcor                                              85,688               2,702,600
EnPro Inds                                           35,700(b)            1,344,462
Gardner Denver                                       88,400(b)            3,341,520
IDEX                                                 90,056               4,725,238
Kaydon                                               47,095               2,238,425
Lindsay                                              19,471                 594,839

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MACHINERY (CONT.)
Lydall                                               27,331(b)             $397,393
Manitowoc                                           103,988               7,095,102
Mueller Inds                                         61,962               2,032,354
Robbins & Myers                                      28,494               1,095,024
Toro                                                 67,438               3,388,760
Valmont Inds                                         28,781               1,809,749
Wabash Natl                                          51,093                 795,007
Watts Water Technologies Cl A                        49,658               2,011,149
                                                                    ---------------
Total                                                                    42,418,366
-----------------------------------------------------------------------------------

MARINE (0.3%)
Kirby                                                88,992(b)            3,363,898
-----------------------------------------------------------------------------------

MEDIA (0.6%)
4Kids Entertainment                                  21,977(b)              357,566
Arbitron                                             49,761               2,452,221
Live Nation                                         109,665(b)            2,225,103
Radio One Cl D                                      128,845(b)              909,646
                                                                    ---------------
Total                                                                     5,944,536
-----------------------------------------------------------------------------------

METALS & MINING (2.9%)
AM Castle & Co                                       21,073                 714,375
AMCOL Intl                                           36,560                 878,537
Brush Engineered Materials                           33,685(b)            1,617,554
Carpenter Technology                                 42,880               5,204,346
Century Aluminum                                     38,634(b)            1,827,775
Chaparral Steel                                      77,554               5,467,556
Cleveland-Cliffs                                     68,922               4,775,605
Gibraltar Inds                                       49,935               1,113,551
Quanex                                               62,004               2,668,032
RTI Intl Metals                                      38,433(b)            3,623,079
Ryerson                                              43,943(e)            1,807,815
Steel Technologies                                   19,228                 575,686
                                                                    ---------------
Total                                                                    30,273,911
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Fred's                                               66,975                 967,119
Tuesday Morning                                      49,885                 696,395
                                                                    ---------------
Total                                                                     1,663,514
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
Avista                                               88,138               2,079,176
CH Energy Group                                      22,690               1,088,666
                                                                    ---------------
Total                                                                     3,167,842
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.8%)
Cabot Oil & Gas                                     161,740               5,890,570
Helix Energy Solutions Group                        152,652(b)            5,840,466
Massey Energy                                       135,660               3,653,324
Penn Virginia                                        31,460               2,518,373
Petroleum Development                                24,710(b)            1,284,920
St. Mary Land & Exploration                         104,910               3,841,804
Stone Energy                                         46,778(b)            1,386,032
Swift Energy                                         49,875(b)            2,027,419
World Fuel Services                                  47,705               2,204,448
                                                                    ---------------
Total                                                                    28,647,356
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                                 63,274(b)             $801,682
Deltic Timber                                        17,081                 853,196
Neenah Paper                                         24,730                 944,686
Pope & Talbot                                        27,323(b)              203,010
Schweitzer-Mauduit Intl                              26,126                 717,159
Wausau Paper                                         74,810               1,006,942
                                                                    ---------------
Total                                                                     4,526,675
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.9%)
Chattem                                              31,235(b)            1,784,768
Mannatech                                            26,505(e)              409,767
NBTY                                                 94,487(b)            4,668,603
Playtex Products                                     93,260(b)            1,419,417
USANA Health Sciences                                15,330(b)              610,747
                                                                    ---------------
Total                                                                     8,893,302
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Alpharma Cl A                                        56,362               1,369,597
Bradley Pharmaceuticals                              27,495(b)              539,727
MGI PHARMA                                          133,042(b)            2,929,584
Noven Pharmaceuticals                                41,436(b)              970,017
Sciele Pharma                                        49,450(b)            1,222,404
ViroPharma                                          116,780(b)            1,761,042
                                                                    ---------------
Total                                                                     8,792,371
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (4.0%)
Acadia Realty Trust                                  53,780               1,445,606
Colonial Properties Trust                            77,425               3,841,054
EastGroup Properties                                 39,670               1,987,864
Entertainment Properties Trust                       44,280               2,675,398
Essex Property Trust                                 40,490               5,217,540
Inland Real Estate                                  108,940               1,981,619
Kilroy Realty                                        54,717               4,154,661
Kite Realty Group Trust                              48,310                 966,200
Lexington Realty Trust                              117,530               2,455,202
LTC Properties                                       34,735                 870,806
Medical Properties Trust                             82,315               1,172,166
Mid-America Apartment Communities                    42,390               2,286,941
Natl Retail Properties                              109,225               2,615,939
Parkway Properties                                   26,265               1,392,045
PS Business Parks                                    26,760               1,843,764
Senior Housing Properties Trust                     124,520               2,842,792
Sovran Self Storage                                  34,310               1,895,971
Tanger Factory Outlet Centers                        52,210               2,116,593
                                                                    ---------------
Total                                                                    41,762,161
-----------------------------------------------------------------------------------

ROAD & RAIL (1.5%)
Arkansas Best                                        42,090               1,658,346
Heartland Express                                    98,653               1,699,791
Kansas City Southern                                128,379(b)            4,769,280
Knight Transportation                                96,595               1,880,705
Landstar System                                      93,806               4,531,768
Old Dominion Freight Line                            46,800(b)            1,383,408
                                                                    ---------------
Total                                                                    15,923,298
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Actel                                                43,587(b)              638,114
Advanced Energy Inds                                 59,368(b)            1,454,516
ATMI                                                 58,967(b)            1,823,849

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Axcelis Technologies                                169,518(b)           $1,296,813
Brooks Automation                                   126,635(b)            2,212,313
Cabot Microelectronics                               40,020(b)            1,286,243
Cohu                                                 38,021                 782,472
Cymer                                                62,378(b)            2,526,933
Diodes                                               33,545(b)            1,238,481
DSP Group                                            48,615(b)              897,919
Exar                                                 60,797(b)              819,544
FEI                                                  43,530(b)            1,619,316
Intevac                                              35,390(b)              860,331
Kopin                                               113,580(b)              385,036
Kulicke & Soffa Inds                                 96,239(b)              960,465
Microsemi                                           126,188(b)            2,916,205
MKS Instruments                                      62,090(b)            1,673,326
Pericom Semiconductor                                43,939(b)              439,829
Photronics                                           69,940(b)            1,052,597
Rudolph Technologies                                 41,728(b)              720,643
Skyworks Solutions                                  273,108(b)            1,881,714
Standard Microsystems                                37,857(b)            1,213,695
Supertex                                             23,075(b)              755,706
Ultratech                                            38,898(b)              538,737
Varian Semiconductor Equipment Associates            91,788(b)            6,091,053
Veeco Instruments                                    52,116(b)              952,680
                                                                    ---------------
Total                                                                    37,038,530
-----------------------------------------------------------------------------------

SOFTWARE (3.5%)
ANSYS                                                64,830(b)            3,319,296
Blackbaud                                            74,185               1,638,005
Captaris                                             45,231(b)              273,195
Catapult Communications                              16,655(b)              164,551
Concur Technologies                                  46,760(b)              830,925
Epicor Software                                      96,750(b)            1,402,875
EPIQ Systems                                         24,175(b)              571,255
FactSet Research Systems                             63,120               3,882,510
Informatica                                         145,505(b)            2,141,834
JDA Software Group                                   49,080(b)              873,624
Kronos                                               52,996(b)            2,891,992
Manhattan Associates                                 45,602(b)            1,318,810
MICROS Systems                                       67,952(b,e)          3,723,770
Napster                                              75,303(b)              305,730
Phoenix Technologies                                 42,925(b)              308,202
Progress Software                                    68,250(b)            2,056,373
Quality Systems                                      28,430(e)            1,150,562
Radiant Systems                                      43,485(b)              585,308
Secure Computing                                    108,065(b)              875,327
Sonic Solutions                                      43,530(b)              567,196
SPSS                                                 33,158(b)            1,215,572
Take-Two Interactive Software                       122,043(b,e)          2,339,564
THQ                                                 109,813(b)            3,664,460
                                                                    ---------------
Total                                                                    36,100,936
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (4.2%)
Aaron Rents                                          81,581              $2,314,453
Brown Shoe                                           72,134(d)            1,946,175
Cato Cl A                                            52,749               1,139,906
Children's Place Retail Stores                       39,050(b)            2,064,574
Christopher & Banks                                  62,293               1,078,292
Cost Plus                                            36,961(b,e)            360,370
Dress Barn                                           77,146(b)            1,535,977
Finish Line Cl A                                     70,110                 924,751
Genesco                                              37,613(b)            1,906,227
Group 1 Automotive                                   40,594               1,664,354
Guitar Center                                        49,365(b)            2,285,600
Gymboree                                             52,923(b)            2,020,600
Haverty Furniture Companies                          37,960                 484,370
Hibbett Sports                                       53,102(b)            1,547,923
Hot Topic                                            73,961(b)              835,020
Jo-Ann Stores                                        40,850(b)            1,223,458
Jos A Bank Clothiers                                 30,141(b)            1,164,648
Lithia Motors Cl A                                   26,600                 716,870
Men's Wearhouse                                      88,526               3,830,519
Midas                                                19,741(b)              431,341
Pep Boys -- Manny, Moe & Jack                        91,013               1,697,392
Select Comfort                                       83,632(b,e)          1,550,537
Sonic Automotive Cl A                                50,310               1,438,363
Stage Stores                                         73,095               1,611,745
Stein Mart                                           45,190                 736,597
Tractor Supply                                       58,000(b)            3,000,919
Tween Brands                                         53,489(b)            2,094,629
Zale                                                 81,958(b)            2,287,448
                                                                    ---------------
Total                                                                    43,893,058
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Ashworth                                             24,290(b)              201,364
crocs                                                56,165(b,e)          3,138,500
Deckers Outdoor                                      18,300(b)            1,385,859
Fossil                                               75,630(b,d)          2,130,497
Kellwood                                             42,104               1,186,491
K-Swiss Cl A                                         44,594               1,287,875
Movado Group                                         34,025               1,120,103
Oxford Inds                                          25,578               1,187,331
Quiksilver                                          204,378(b)            2,718,227
Skechers USA Cl A                                    45,620(b)            1,432,468
Stride Rite                                          61,015                 860,312
UniFirst                                             23,830               1,002,766
Wolverine World Wide                                 92,985               2,657,511
                                                                    ---------------
Total                                                                    20,309,304
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

THRIFTS & MORTGAGE FINANCE (1.6%)
Anchor BanCorp Wisconsin                             30,384                $817,937
Bank Mutual                                         100,915               1,189,788
BankAtlantic Bancorp Cl A                            76,690                 739,292
BankUnited Financial Cl A                            53,470               1,157,626
Brookline Bancorp                                   103,025               1,228,058
Corus Bankshares                                     55,530(e)              933,459
Dime Community Bancshares                            45,922                 611,222
Downey Financial                                     32,640               2,185,247
FirstFed Financial                                   27,724(b,e)          1,704,472
Flagstar Bancorp                                     64,960                 766,528
Franklin Bank                                        39,435(b)              615,186
Fremont General                                     113,360(e)              855,868
MAF Bancorp                                          46,829               1,880,184
Triad Guaranty                                       20,430(b)              903,210
Trustco Bank NY                                     125,382               1,149,753
                                                                    ---------------
Total                                                                    16,737,830
-----------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                   146,935(b)            1,441,432
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Applied Industrial Technologies                      63,206               1,698,345
Kaman                                                40,424               1,002,515
Lawson Products                                       6,981                 249,571
Watsco                                               41,014               2,180,715
                                                                    ---------------
Total                                                                     5,131,146
-----------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                                28,510               1,016,096
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $691,975,543)                                                 $1,006,273,790
-----------------------------------------------------------------------------------

MONEY MARKET FUND (4.3%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 44,773,054(g)          $44,773,054
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $44,773,054)                                                     $44,773,054
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $736,748,597)(h)                                              $1,051,046,844
===================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2007, the value of foreign securities represented 0.2% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts.

TYPE OF SECURITY                                                CONTRACTS
-------------------------------------------------------------------------
PURCHASE CONTRACTS
Russell 2000 Index, June 2007                                      67

(e)  At April 30, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 4.0% of net assets. 0.3% of net assets is the Fund's cash equivalent position.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At April 30, 2007, the cost of securities for federal income tax purposes was approximately $736,749,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $372,398,000
Unrealized depreciation                                               (58,100,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $314,298,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 6 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Market Advantage Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 27, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date June 27, 2007